Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [Abstract]
Assets and liabilities from transactions with related parties
(1)	Assets and liabilities from transactions with related parties are as follows (Unit: Korean Won in millions):

Related parties		Account title	December 31, 2019	December 31, 2020
Associates	W Service Networks Co., Ltd.	Loans	23	21
		Allowance for credit losses	(1)	—
		Deposits due to customers	1,881	2,183
		Accrued expenses	6	6
		Other liabilities	429	459

	Korea Credit Bureau Co., Ltd.	Loans	3	1
		Deposits due to customers	26	2,311
		Other liabilities	—	5

	Korea Finance Security Co., Ltd.	Loans	1,860	3,440
		Allowance for credit losses	(3)	(6)
		Deposits due to customers	1,371	1,927
		Other liabilities	—	1

	Chin Hung International Inc.	Loans	244	257
		Allowance for credit losses	(2)	(3)
		Deposits due to customers	5,381	8,715
		Other liabilities	321	171

	LOTTE CARD Co. Ltd.	Loans	7,500	7,500
		Allowance for credit losses	(30)	(77)
		Other assets	—	12
		Deposits due to customers	2,726	2,697
		Other liabilities	—	113

	K BANK Co., Ltd.	Loans	141	104
		Account receivables	24	26
		Other assets	4	2

	Well to Sea No.3 Private Equity Fund	Loans	4,490	—
		Allowance for credit losses	(8)	—
		Deposits due to customers	714	4,997
		Other liabilities	47	—

	Others(*1)(*2)	Loans	84	—
		Allowance for credit losses	(84)	—
		Other assets	338	651
		Deposits due to customers	5,577	5,831
		Other liabilities	172	5

(*1)

Others include Smart Private Equity Fund No.2, IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori G IPO10 [FI_Bal][F]C(F), Woori G Senior Loan No.1, Woori G Egis Bond[FI][F](C(F)), Woori G Clean Energy No.1, Woori Star50 Master Fund ClassC-F, Dongwoo C & C Co., Ltd., Woori Growth Partnerships New Technology Private Equity Fund, Woori-Shinyoung Growth-Cap Private Equity Fund, Woori-Q Corporate Restructuring Private Equity Fund, Woori High plus G.B. Securities Feeder Fund1(G.B.), Uri Hanhwa Eureka Private Equity Fund, Japanese Hotel Real Estate Private Equity Fund 2, Partner One Value Up I Private Equity Fund and etc., as of December 31, 2020.

(*2)

Others include Saman Corporation, Woori-Shinyoung Growth-Cap Private Equity Fund, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd. and DAEA SNC Co., Ltd. and etc., as of December 31, 2019.

Gain or loss from transactions with related parties
(2)	Gain or loss from transactions with related parties are as follows (Unit: Korean Won in millions):

			For the years ended December 31
Related party		A title of account	2018	2019	2020
Associates	Kumho Tire Co., Inc.(*1)	Interest income	1,098	—	—
		Reversal of allowance for credit loss	(156,712)	—	—
	W Service Network Co., Ltd.	Other income	30	32	32
		Interest expenses	14	20	13
		Fees expenses	561	448	525
		Reversal of allowance for credit loss	—	(3)	(4)
		Other expenses	580	1,423	2,174
	Korea Credit Bureau Co., Ltd.	Interest expenses	62	29	5
		Fees expenses	2,310	2,608	3,155
	Korea Finance Security Co., Ltd.	Interest income	—	—	70
		Interest expenses	12	9	3
		Provisions for allowance for credit loss	4	8	3
		Other expenses	146	112	100
	Chin Hung International Inc.	Interest expenses	43	35	19
		Provision for (reversal of) allowance for credit loss	182	44	(145)
	STX Engine Co., Ltd.(*2)	Interest income	333	—	—
		Interest expenses	86	—	—
		Reversal of allowance for credit losses	(88,734)	—	—
	STX Corporation(*2)	Interest expenses	2	—	—
		Reversal of allowance for credit losses	(31,210)	—	—
	LOTTE CARD Co., Ltd.	Interest income	—	213	311
		Fees income	—	593	2,748
		Interest expenses	—	53	68
		Provisions for allowance for credit loss	—	30	171
	K BANK Co., Ltd.	Fees income	1,134	1,468	1,763
		Other income	19	—	—
	Well to Sea No.3 Private Equity Fund	Interest income	2,179	1,774	1,883
		Interest expenses	9	11	5
		Reversal of allowance for credit loss	(30)	(18)	(55)
	Others(*3)(*4)(*5)	Interest income	233	—	—
		Fees income	23	1,281	2,677
		Dividends income	—	—	52
		Other income	14	17	16
		Interest expenses	40	55	28
		Reversal of allowance for credit loss	(147)	(5)	—

(*1)

The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors’ financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.

(*2)	The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.
(*3)	Others as of December 31, 2018 include Saman Corporation, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd, DAEA SNC Co., Ltd. etc.
(*4)

Others include Saman Corporation, Woori-Shinyoung Growth-Cap Private Equity Fund, Uri Hanhwa Eureka Private Equity Fund, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd. and etc, as of December 31, 2019.

(*5)

Others include Smart Private Equity Fund No.2, IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, AJU TAERIM 1st Fund, Woori G IPO10 [FI_Bal][F]C(F),Woori G Senior Loan No.1, Woori G Egis Bond[FI][F](C(F)), Woori G Clean Energy No.1, Woori Star50 Master Fund ClassC-F, Saman Corporation, Woori Growth Partnerships New Technology Private Equity Fund, Woori-Shinyoung Growth-Cap Private Equity Fund, Woori-Q Corporate Restructuring Private Equity Fund, Woori High plus G.B. Securities Feeder Fund1(G.B.), Uri Hanhwa Eureka Private Equity Fund, Japanese Hotel Real Estate Private Equity Fund 2, Partner One Value Up I Private Equity Fund, PCC-Woori LP Secondary Fund and etc., as of December 31, 2020.

Major loan transactions with related parties
(3)	Major loan transactions with related parties for the years ended December 31, 2018, 2019 and 2020 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2018
Related parties		Beginning balance	Loan	Collection	Others	Ending balance(*1)
Associates	Kumho Tire Co., Inc.(*2)	57,470	—	7,057	(50,413)	—
	Well to Sea No. 3 Private Equity Fund	73,810	16,857	88,810	—	1,857
	STX Engine Co., Ltd.(*3)	39,886	—	2,177	(37,709)	—

(*1)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.
(*2)

The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors’ financial institution during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.

(*3)	The shares of the entity were sold after it was transferred to assets held for distribution (sale) during the year ended December 31, 2018 and thus was excluded from the list of associates.

		For the year ended December 31, 2019
Related parties		Beginning balance	Loan	Collection	Ending balance(*)
Associates	W Service Network Co., Ltd.	69	315	361	23
	Korea Credit Bureau Co., Ltd.	7	26	30	3
	Korea Finance Security Co., Ltd.	57	2,426	623	1,860
	Chin Hung International Inc	241	2,338	2,335	244
	LOTTE CARD Co., Ltd.	—	7,500	—	7,500
	K BANK Co., Ltd.	185	2,249	2,293	141
	Well to Sea No. 3 Private Equity Fund	1,857	2,633	—	4,490

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

		For the year ended December 31, 2020
Related parties		Beginning balance	Loan	Collection	Ending balance(*)
Associates	W Service Network Co., Ltd.	23	337	339	21
	Korea Credit Bureau Co., Ltd.	3	17	19	1
	Korea Finance Security Co., Ltd.	1,860	2,133	553	3,440
	Chin Hung International Inc	244	2,575	2,562	257
	LOTTE CARD Co., Ltd.	7,500	—	—	7,500
	K BANK Co., Ltd.	141	1,942	1,979	104
	Well to Sea No. 3 Private Equity Fund	4,490	—	4,490	—

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

Details of changes in major deposits due to customers with related parties
(4)	Details of changes in major deposits due to customers with related parties for the years December 31, 2018, 2019 and 2020 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2018
Related parties		Beginning balance	Increase	Decrease	Ending balance(*1)
Associates	Saman Corporation	2,334	102	—	2,436
	W Service Networks Co., Ltd	1,135	1,025	980	1,180
	Chin Hung International Inc	765	765	765	765
	Korea Credit Bureau Co., Ltd.	4,000	12,000	10,000	6,000
	Partner One Value Up I Private Equity Fund	—	1,803	400	1,403
	Korea Finance Security Co., Ltd.	635	560	660	535
	STX Corporation(*2)	330	—	330	—
	STX Engine Co., Ltd.(*2)	10,256	—	10,256	—
	Kumho Tire Co., Inc.(*2)	37	—	37	—
	Hyunwoo International Co., Ltd.(*2)	41	—	41	—

(*1)	Details of payment between related parties and demand deposit due to customers etc. are excluded.
(*2)	Excluded from associates due to disposal for the year ended December 31, 2018.

		For the year ended December 31, 2019
Related parties		Beginning balance	Increase	Decrease	Ending balance(*1)
Associates	Saman Corporation(*2)	2,436	86	—	2,522
	W Service Networks Co., Ltd	1,180	1,460	1,460	1,180
	Chin Hung International Inc	765	400	765	400
	Partner One Value Up I Private Equity Fund	1,403	1,617	1,870	1,150
	Korea Credit Bureau Co., Ltd.	6,000	—	6,000	—
	Korea Finance Security Co., Ltd.	535	25	560	—

(*1)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.
(*2)	Excluded from the related parties due to the loss of significant influence for the year ended December 31, 2019.

		For the year ended December 31, 2020
Related parties		Beginning balance	Increase	Decrease	Ending balance(*)
Associates	W Service Networks Co., Ltd	1,180	1,180	1,180	1,180
	Chin Hung International Inc	400	—	400	—
	Partner One Value Up I Private Equity Fund	1,150	1,737	2,024	863
	Korea Credit Bureau Co., Ltd.	—	1,000	—	1,000

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

Guarantees provided to the related parties
(6)	Guarantees provided to the related parties are as follows (Unit: Korean Won in millions):

Warrantee	December 31, 2019	December 31, 2020	Warranty
Korea Finance Security Co., Ltd.	400	820	Unused loan commitment
Korea Credit Bureau Co., Ltd.	32	34	Unused loan commitment
W Service Network Co., Ltd.	177	179	Unused loan commitment
Chin Hung International Inc.	32,055	16,167	Unused loan commitment
K BANK Co., Ltd.	159	196	Unused loan commitment
Well to Sea No.3 Private Equity Fund	210,510	—	Unused loan commitment
LOTTE CARD Co. Ltd.	150,000	500,000	Unused loan commitment

As of December 31, 2019 and 2020, the recognized payment guarantee provisions are 384 million Won and 284 million Won, respectively, in relation to the guarantees provided to the related parties above.

Amount of commitments with the related parties
(7)	Amount of commitments with the related parties

Warrantee	December 31, 2019	December 31, 2020	Warranty
Well to Sea No.3 Private Equity Fund	584,377	—	Open interest
Together-Korea Government Private Pool Private Securities Investment Trust No.3	—	990,000	Open interest
Woori-Q Corporate Restructuring Private Equity Fund	53,372	36,355	Open interest
PCC-Woori LP Secondary Fund	7,575	2,525	Open interest
Union Technology Finance Investment Association	—	10,500	Open interest
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	15,424	9,704	Open interest
Genesis Environmental Energy Company 1st Private Equity Fund	—	916	Open interest
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	625	550	Open interest
Woori-Shinyoung Growth-Cap Private Equity Fund I	39,335	12,799	Open interest
Woori G Senior Loan No.1	—	53,041	Open interest
JC Assurance No.2 Private Equity Fund	—	1,650	Open interest
Woori Seoul Beltway Private Special Asset Fund	43,402	41,393	Open interest
Woori G Clean Energy No.1	—	7,485	Open interest

Compensation for key management
(8)	Compensation for key management is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Short-term employee salaries	12,326	13,427	22,778
Retirement benefit service costs	489	783	910
Share-based compensation	—	2,494	3,519

Total	12,815	16,704	27,207